Michael J. Mazza Assistant General Counsel & Assistant Secretary 720 East Wisconsin Avenue Milwaukee, WI 53202-4797 414 665 2052 office 414 625 2052 fax michaelmazza@northwesternmutual.com

April 24, 2013

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re: Post-Effective Amendment No. 39 to the Form N-4 Registration Statement filed on behalf of The Northwestern Mutual Life Insurance Company and NML Variable Annuity Account C (the “Registrant”) of the Northwestern Mutual Life Insurance Company (File Nos. 2-89905-01, 811-21886) EDGAR CIK No. 0000790163

Commissioners:

Pursuant to the provisions of Regulation S-T which have superseded Rule 472 under the Securities Act of 1933 (the “1933 Act”), we are submitting herewith Post-Effective Amendment No.39 (the “Amendment”) to the Registration Statement on Form N-4, identified above. The material filed herewith is also submitted as Amendment No. 21 to the Registration Statement under the Investment Act of 1940.

Registrant is filing the Amendment for the purpose of responding to comments received from the SEC Staff on April 1, 2013 to the Post Effective Amendment noted above, and to update financial and certain non-financial information contained in the Registration Statement. The Registrant is filing the Amendment pursuant to Rule 485(b) under the Securities Act. We represent that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b).

1. Comment: Under the “Range of Total Annual Portfolio Operating Expenses,” please include the completed tables prior to the effective date of the filing.

Response: As the audited financial information required for these tables was not available in time for the filing made in February 2013 under paragraph (a) of Rule 485, such information was not included in that filing. The Company now confirms that in its April 2013 filing under paragraph (b) of Rule 485, the required information is being included in the tables referenced in the Staff’s comment.

2. Comment: In the section of the prospectuses where “Income Plans” are discussed, please clarify the new disclosure that has been added – “Your Contract may guarantee the right to other Income Plans, and we may offer other Income Plans from time to time.” Specifically, can contract owners choose other income plans after an initial income plan has been chosen?

Response: In response to the Staff’s comment, the new disclosure referenced above has been augmented by adding the following clause to the sentence so that the new disclosure now reads as follows: “Your Contract may guarantee the right to other Income Plans, and we may offer other Income Plans from time to time from which you may choose when deciding to start receiving Annuity Payments.”

Securities and Exchange Commission

April 24, 2013

3. Comment: Please clarify supplementally whether there are any types of guarantees or support agreements with third parties to support any of the Company’s guarantees under the contracts or whether the Company will be primarily responsible for paying out on any guarantees associated with the contracts.

Response: The Company has no such guarantees or support agreements with third parties to support any of the Company’s guarantees under the contracts, and thus will be primarily responsible for paying out on any guarantees associated with the contracts.

4. Comment: Please note that the February registration statement filings are missing certain material information and please confirm that all missing information will be filed with the Commission.

Response: As noted above, the audited financial information required completion in certain parts of the registration statement was not available in time for the filings made in February 2013 under paragraph (a) of Rule 485. The Company now confirms that in its April 2013 filing under paragraph (b) of Rule 485, the required information is being included.

5. Comment: Please provide the customary “Tandy” representation.

Response: In response to the Staff’s comment, the Company acknowledges the following:

•	The Company is responsible for the adequacy and accuracy of the disclosure in Post-Effective Amendment No. 39 to Form N-4 Registration Statement filed with the Commission on April 24, 2013.

•

Commission Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

•	The Company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

As noted on the facing sheet of the Registration Statement, the Amendment will go effective automatically pursuant to Rule 485 on May 1, 2013. As required by paragraph (b)(4) of Rule 485 under the 1933 Act, the undersigned represents that Post-Effective Amendment No. 39 does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of the Rule.

Should you have any questions regarding this filing, please do not hesitate to contact me at (414) 665-2052.

Very truly yours,

/s/ Michael J. Mazza

Michael J. Mazza
Assistant General Counsel & Assistant Secretary

cc: Ashley Vroman-Lee

Enclosures